Repayment of Principal Amount of Long Term Debts (Detail) - Dec. 31, 2019 - Long Term Debt ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Long Term Debt Maturities Repayments Of Principal [Line Items]
2020	¥ 5,987	$ 860
2021	7,902	1,135
2022	11,487	1,650
2023	6,962	1,000
2024	5,918	850
Thereafter	¥ 13,924	$ 2,000